Employee Benefit Plan - Additional Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Retirement Benefits [Abstract]
Provisions for employee benefits	¥ 200,285	¥ 201,066	¥ 206,513